Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	APTORUM GROUP LIMITED
Trading Symbol	APM
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment (this “Amendment”) to the annual report on Form 20-F (File No.001-38764), initially filed on April 29, 2022 (the “Original Filing”), is being filed to update disclosure as per comments the Company received from the Securities and Exchange Commission. Those comments mainly focused on our relationship, ownership and structure with our variable interest entities.As a material change, we also updated the Management and Beneficial Ownership section to reflect the current Management of the Company and their holdings, as previously disclosed in our Current Reports on Form 6-K filed after the Original Filing.Other than as expressly set forth above and herein, this Amendment does not, and does not purport to, amend, update or restate any other items or disclosures contained in the Original Filing and does not reflect events occurring after the date of the Original Filing.
Entity Central Index Key	0001734005
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38764
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 1BN
Entity Address, Country	GB
Title of 12(b) Security	Class A Ordinary shares, par value $1.00
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
Business Contact
Document Information Line Items
Contact Personnel Name	Darren Lui
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 1BN
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	20 8092 9299
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,202,408
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	22,437,754